Shareholders' Equity - Authorized share capital and common shares (Details) - USD ($) $ / shares in Units, $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Authorized Shares
Authorized Share Capital Value	$ 200	$ 200
Common Shares
Common shares, shares issued	100,000,000	100,000,000
Common shares, par value	$ 0.00000001	$ 0.00000001